PROVISION FOR JUDICIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]

	December 31, 2023
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total

Provision balance at the beginning of the year	419,915	255,805	118,729	2,645,705	3,440,154
Payments	(1,717)	(37,172)	(3,014)		(41,903)
Reversals	(18,035)	(101,375)	(11,337)	(490,160)	(620,907)
Additions	37,656	211,690	21,335		270,681
Monetary adjustment	31,020	20,110	13,722		64,852
Provision balance	468,839	349,058	139,435	2,155,545	3,112,877
Judicial deposits	(154,469)	(82,305)	(15,694)		(252,468)
Provision balance at the end of the year	314,370	266,753	123,741	2,155,545	2,860,409

(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,015,075 and civil lawsuits in the amount of R$140,470, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement. The amount of R$372,541 refers to the penalty cancellation of the contingent liability assumed on the business combination with Fibria, described in note 20.2.1(i).

	December 31, 2022
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total

Provision balance at the beginning of the year	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,948)	(44,516)	(20,497)		(79,961)
Reversals	(71,446)	(53,211)	(15,577)	(48,836)	(189,070)
Additions	14,036	157,562	56,834		228,432
Monetary adjustment	15,177	17,045	15,377		47,599
Provision balance	419,915	255,805	118,729	2,645,705	3,440,154
Judicial deposits	(149,951)	(12,270)	(21,623)		(183,844)
Provision balance at the end of the year	269,964	243,535	97,106	2,645,705	3,256,310

(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood and/or due to settlement.

Schedule of possible losses for which no provision has been recorded
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	December 31, 2023	December 31, 2022

Taxes and social security (1)	9,775,068	8,201,246
Labor	194,883	321,428
Civil and environmental (1)	4,462,964	4,414,877
	14,432,915	12,937,551

(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,135,869 (R$2,614,518 as of December 31, 2022), which were recorded at fair value resulting from business combinations with Fibria as presented in Note 20.1. above.